Income Taxes - Schedule of Income before Income Tax, Domestic and Foreign (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
United States					$ (51,919)	$ (56,817)
Foreign					546	(1,408)
Loss before provision for income taxes	$ (7,141)	$ (10,408)	$ (29,172)	$ (39,971)	$ (51,373)	$ (58,225)